Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	£ 3,201	£ 3,453
Probability-weighted | Accumulated impairment | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in ECL	363	443
Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,443	2,444
Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,838	3,010
Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	3,643	3,958
Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	5,236	6,300
1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	148	201
1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(137)	(170)
10pp increase in HPI £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(172)	(207)
10pp decrease in HPI £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	261	312
Retail – UK mortgages | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	731	852
Retail – UK mortgages | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	341	345
Retail – UK mortgages | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	510	567
Retail – UK mortgages | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	937	1,064
Retail – UK mortgages | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,943	2,596
Retail – UK mortgages | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	11	13
Retail – UK mortgages | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(11)	(12)
Retail – credit cards | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	603	674
Retail – credit cards | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	498	518
Retail – credit cards | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	579	641
Retail – credit cards | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	674	773
Retail – credit cards | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	777	945
Retail – credit cards | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	54	54
Retail – credit cards | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(53)	(53)
Other Retail | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	991	950
Other Retail | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	922	843
Other Retail | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	969	923
Other Retail | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,036	1,010
Other Retail | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,126	1,172
Other Retail | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	25	23
Other Retail | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(25)	(24)
Commercial Banking | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	875	976
Commercial Banking | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	681	737
Commercial Banking | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	779	878
Commercial Banking | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	995	1,110
Commercial Banking | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,389	1,586
Commercial Banking | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	58	111
Commercial Banking | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(48)	(81)
Other | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	£ 1	£ 1